Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Schedule of Net Revenue from Related Parties
The following table sets forth the net revenue (expense) from related parties included in the Statements of Operations:

	For the fiscal years ended June 30,
	2024	2023	2022
	(in millions)
Related party revenue (expense), net	$(27)	$(9)	$(5)

Schedule of Amount of Receivables Due from and Payable to Related Parties
The following table sets forth the amount of receivables due from and payables due to related parties outstanding on the Balance Sheets:

	As of June 30,
	2024	2023
	(in millions)
Accounts receivable from related parties	$11	$8
Accounts payable to related parties	9	4